INVENTORY, NET - Inventory Obsolescence Provision (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Inventories [Abstract]
Inventory obsolescence provision - beginning	$ 4	$ 9	$ 14
Add: increase in provision	22	1	1
Deduct: inventory obsolescence write off	(7)	(6)	(6)
Inventory obsolescence provision - ending	$ 19	$ 4	$ 9